Vessels And Other Fixed Assets	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS AND OTHER FIXED ASSETS [Text Block]

NOTE 6 -	VESSELS AND OTHER FIXED ASSETS

		Accumulated
Vessels	Cost	Depreciation	Net Book Value

Balance December 31, 2009	$342,578	$(42,883)	$299,695
Additions	336,147	(23,484)	312,663

Balance December 31, 2010	$678,725	$(66,367)	$612,358
Additions	86,180	(31,325)	54,855

Balance December 31, 2011	$764,905	$(97,692)	$667,213

To date, for each of the vessels purchased from Navios Holdings, the vessel acquisition was effected through the acquisition of all of the capital stock of the vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the vessel and a charter-out contract. Management accounted for each acquisition as an asset acquisition. At the transaction date, the purchase price approximated the fair value of the assets acquired, which was determined based on a combination of methodologies including discounted cash flow analyses and independent valuation analyses. The consideration paid, for each of these transactions, was allocated between the intangible assets (favorable lease term) and the vessel value.

On January 12, 2010, Sagittarius Shipping Corporation, a wholly owned subsidiary of Navios Partners (see note 2), purchased the vessel Navios Sagittarius for a cash payment of $25,000. In December 2009, Navios Partners exercised its option to purchase the vessel and paid $2,500 in advance. The remaining carrying amounts of the favorable lease and the favorable purchase option of the vessel amounting to $6,760 were transferred to vessel cost (see note 7). Costs related to vessel acquisition amounted to $255 and were also included in vessel cost.

On January 8, 2010, Navios Partners purchased from Navios Holdings, the vessel Navios Hyperion for a purchase price of $63,000 paid in cash. Favorable lease terms recognized through this transaction amounted to $30,662 and were related to the acquisition of the rights on the time charter out contract of the vessel (see note 7) and the amount of $32,338 was classified under vessels, net.

      On March 18, 2010, Navios Partners purchased from Navios Holdings, the vessel Navios Aurora II for a purchase price of $110,000, consisting of $90,000 cash and the issuance of 1,174,219 common units to Navios Holdings. The number of the common units issued was calculated based on a price of $17.0326 per common unit, which was the NYSE volume weighted average trading price of the common units for the 5 business days immediately prior to the acquisition. The transaction was valued based on the closing price of the day before the transaction. Favorable lease terms recognized through this transaction amounted to $42,524 and were related to the acquisition of the rights on the time charter out contract of the vessel (see note 7) and the amount of $67,802 was classified under vessels, net.

On May 21, 2010, Navios Partners purchased from Navios Holdings, the vessel Navios Pollux for a purchase price of $110,000, paid in cash. Favorable lease terms recognized through this transaction amounted to $37,979 and were related to the acquisition of the rights on the time charter out contract of the vessel (see note 7) and the amount of $72,021 was classified under vessels, net.

On November 15, 2010, Navios Partners acquired from Navios Holdings the vessels Navios Melodia for a purchase price of $78,800 and Navios Fulvia for a purchase price of $98,200. The purchase price consisted of 788,370 common units issued to Navios Holdings and $162,000 cash. The number of common units issued was calculated based on a price of $19.0266 per common unit, which was the NYSE volume weighted average trading price of the common units for the 10 business days immediately prior to the acquisition. The transaction was valued based on the closing price of the day before the transaction. Favorable lease terms recognized through this transaction amounted to $13,802 for Navios Melodia and $31,199 for Navios Fulvia and were related to the acquisition of the rights on the time charter out contract of the vessels (see note 7). The amounts of $64,985 for Navios Melodia and the amount of $66,985 for Navios Fulvia were classified under vessels, net.
On May 19, 2011, Navios Partners purchased from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. The purchase price consisted of 507,916 common units issued to Navios Holdings valued at $9,960 and cash of $120,000. The number of common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition. For accounting purposes, the common units were valued based on the closing price on the day of the transaction, which was $19.61. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter out contract of the vessels (see note 7). The amounts of $55,097 for the Navios Luz and the amount of $31,083 for the Navios Orbiter were classified under vessels, net.